FAIR VALUE MEASUREMENTS - Issued Notes (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period			$ 28,249,653
Debt issued to third parties			35,209,825
Unrealized loss on change in fair value (risk-free)	$ 1,445,229	$ 333,879	2,398,662	$ 375,513
Unrealized gain on change in fair value (credit-adjusted)			307,256
Change in estimated fair value	1,602,042		(2,705,918)
Fair value at end of period	$ 66,165,396		$ 66,165,396